Other operating income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [line items]
Insurance activity	€ 51	€ 57	€ 63
Income from insurance and reinsurance contracts issued	3,175	2,546	1,900
Expenses of insurance and reinsurance contracts	(3,124)	(2,489)	(1,837)
Other operating income	1,643	1,618	1,919
Non-financial services	367	472	698
Other operating income	1,276	1,146	1,221
Other operating expense	(2,000)	(1,966)	(1,977)
Non-financial services	(270)	(302)	(518)
Other operating expense:	(1,730)	(1,664)	(1,459)
Of which, Deposit Guarantee Fund	(895)	(848)	(711)
Total other operating income and expenses	(306)	(291)	5
Life insurance
Disclosure of types of insurance contracts [line items]
Expenses of insurance and reinsurance contracts	(2,883)	(2,249)	(1,574)
Insurance and reinsurance
Disclosure of types of insurance contracts [line items]
Income from insurance and reinsurance contracts issued	3,011	2,350	1,709
Reinsurance
Disclosure of types of insurance contracts [line items]
Income from insurance and reinsurance contracts issued	164	196	191
Expenses of insurance and reinsurance contracts	€ (241)	€ (240)	€ (263)